Income Taxes: - Realization of Net Deferred Tax Assets (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 26, 2020
Amount removed from cumulative valuation allowance for deferred tax assets	$ 102,900	$ 32,400
Hman Group holdings Inc and subsidiaries
Losses subject to full valuation allowance			$ 439,000